Subsidiary Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiary Notes Payable [Abstract]
Disclosure of subsidiary notes payable	The notes payable consist of the following:

	2022 $000s	2021 $000s
As of December 31,
Loans	2,097	1,945
Convertible notes	248	2,696
Total subsidiary notes payable	2,345	4,641

Disclosure of convertible notes
Convertible Notes outstanding were as follows:

	Vedanta $000s	Knode $000s	Appeering $000s	Sonde $000s	Total $000s
January 1, 2021	25,000	89	134	—	25,223
Gross principal - issuance of notes - financing activity	—	—	—	2,215	2,215
Accrued interest on convertible notes - finance costs	797	5	8	70	880
Conversion to subsidiary preferred shares	(25,797)	—	—	—	(25,797)
Change in fair value - finance costs	—	—	—	175	175
December 31, 2021 and January 1, 2022	—	94	141	2,461	2,696
Gross principal - issuance of notes - financing activity	—	—	—	393	393
Accrued interest on convertible notes - finance costs	—	5	8	48	60
Change in fair value - finance costs	—	—	—	502	502
Deconsolidation	—	—	—	(3,403)	(3,403)
December 31, 2022	—	99	149	—	248